Leases - Schedule on Impact of ASC 842 on Consolidated Balance Sheets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases:
Right-of-use assets	¥ 42,417,409	$ 6,656,217	¥ 41,779,086
Lease liabilities-current	17,351,427	2,722,818	16,972,187
Lease liabilities-non-current	¥ 23,365,840	$ 3,666,610	¥ 24,005,765